Average Annual Total Returns - International Select Equity	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 1 Year	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) 5 Years	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees,expenses or other taxes) Since Inception	MSCI All Country World ex-U.S. Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI All Country World ex-U.S. Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI All Country World ex-U.S. Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception	Lipper International Multi-Cap Growth Funds Index 1 Year	Lipper International Multi-Cap Growth Funds Index 5 Years	Lipper International Multi-Cap Growth Funds Index Since Inception
Total	Dec. 21, 2015	20.50%	12.78%	12.68%	20.50%	11.46%	11.38%	12.13%	9.73%	9.66%	Dec. 21, 2015	25.73%	13.24%	13.12%	Dec. 21, 2015	27.36%	13.79%	13.66%	Dec. 21, 2015	28.04%	14.35%	14.24%	Dec. 21, 2015	27.94%	14.34%	14.24%	Dec. 21, 2015	27.96%	14.33%	14.22%	10.65%	8.93%	9.23%	22.20%	11.97%	12.26%	15.49%	9.70%	9.89%